Multi-Sector Account Portfolios	07/01/2019 to 06/30/2020

ICA File Number: 811-22620
Registrant Name: T. Rowe Price Multi-Sector Account Portfolios, Inc.
Reporting Period: 07/01/2019 - 06/30/2020

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2019 to 06/30/2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Multi-Sector Account Portfolios, Inc.

By (Signature and Title) /s/ David Oestreicher
David Oestreicher, Principal Executive Officer

Date August 31, 2020

========== Emerging Markets Corporate Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Emerging Markets Local Multi-Sector Account Portfolio =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Floating Rate Multi-Sector Account Portfolio =================

IHEARTMEDIA, INC.

Ticker:       IHRT           Security ID:  45174J509
Meeting Date: JUN 15, 2020   Meeting Type: Annual
Record Date:  APR 22, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary Barber              For       For          Management
1.2   Elect Director Brad Gerstner            For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

================== High Yield Multi-Sector Account Portfolio ===================

IHEARTMEDIA, INC.

Ticker:       IHRT           Security ID:  45174J509
Meeting Date: JUN 15, 2020   Meeting Type: Annual
Record Date:  APR 22, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary Barber              For       For          Management
1.2   Elect Director Brad Gerstner            For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== Investment-Grade Corporate Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Mortgage-Backed Securities Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT